August 10, 2009

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Principal Funds, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Principal Funds, Inc. ("PFI"), we transmit herewith for filing with the Securities and
Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") PFI's registration statement on Form N-14 under the Act (the "Registration Statement"). The
Registration Statement relates to proposed Plans of Reorganization providing for the transfer of all the assets, subject to all the liabilities, of the MidCap Stock Fund, a series of PFI, to and in exchange for shares of MidCap Blend Fund, a previously created series of PFI. The proposed mailing date to shareholders is on or about September 16, 2009.

Please call me at 515-235-9328 or Michael D. Roughton of this office at 515-248-3842 if you have any questions or comments.

Sincerely,

/s/ Adam U. Shaikh

Adam U. Shaikh
Assistant Counsel
Principal Funds, Inc.

Enclosures